Schedule of Operating Segments (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
External revenue	₪ 238,845	₪ 355,553	₪ 388,684
Other expenses, net	(12,807)	47,138	2,128
Operating Profit	(67,208)	(41,567)	50,627
Segment assets	762,574	786,614
Segment liabilities	364,903	329,552
Cannabis segment [member]
IfrsStatementLineItems [Line Items]
External revenue	238,845	355,553	388,684
Segment profit (loss)	(39,697)	44,460	68,552
General and administrative expenses not attributable to segments
Other expenses, net
Operating Profit
Segment assets	732,084	755,209	886,184
Segment liabilities	418,966	392,381	526,285
Biomed segment [member]
IfrsStatementLineItems [Line Items]
External revenue
Segment profit (loss)	341	(665)	(174)
General and administrative expenses not attributable to segments
Other expenses, net
Operating Profit
Segment assets	2,397	2,056	2,770
Segment liabilities
Reconciliations [member]
IfrsStatementLineItems [Line Items]
External revenue
Segment profit (loss)
General and administrative expenses not attributable to segments
Other expenses, net
Operating Profit
Segment assets	28,093	29,349	69,053
Segment liabilities	(54,063)	(62,829)	(89,755)
Reportable segments [member]
IfrsStatementLineItems [Line Items]
External revenue	238,845	355,553	388,684
Segment profit (loss)	(39,356)	43,795	68,378
General and administrative expenses not attributable to segments	(40,659)	(38,224)	(15,623)
Other expenses, net	12,807	(47,138)	(2,128)
Operating Profit	(67,208)	(41,567)	50,627
Segment assets	762,574	786,614	958,007
Segment liabilities	₪ 364,903	₪ 329,552	₪ 436,530